Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000093771 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JUEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R6 Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 14.19% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductors & hardware and non-bank financials sectors detracted from relative performance.
  Overweights in Intuit and Arthur J. Gallagher were among the top detractors.
  The Fund’s security selection in the telecommunications and consumer cyclical sectors contributed to relative performance.
  No position in Netflix and an overweight in Baker Hughes were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R6 Shares)	November 30, 2010	14.19%	11.77%	15.46%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 33,449,193,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 133,389,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$33,449,193
Total number of portfolio holdings	67
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$133,389

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000033526 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R5 Shares)	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 14.07% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductors & hardware and non-bank financials sectors detracted from relative performance.
  Overweights in Intuit and Arthur J. Gallagher were among the top detractors.
  The Fund’s security selection in the telecommunications and consumer cyclical sectors contributed to relative performance.
  No position in Netflix and an overweight in Baker Hughes were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R5 Shares)	May 15, 2006	14.07%	11.65%	15.35%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 33,449,193,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 133,389,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$33,449,193
Total number of portfolio holdings	67
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$133,389

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173554 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JUEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R4 Shares)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 13.90% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductors & hardware and non-bank financials sectors detracted from relative performance.
  Overweights in Intuit and Arthur J. Gallagher were among the top detractors.
  The Fund’s security selection in the telecommunications and consumer cyclical sectors contributed to relative performance.
  No position in Netflix and an overweight in Baker Hughes were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R4 Shares)	September 9, 2016	13.90%	11.49%	15.16%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 33,449,193,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 133,389,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$33,449,193
Total number of portfolio holdings	67
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$133,389

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173553 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JUEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R3 Shares)	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 13.61% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductors & hardware and non-bank financials sectors detracted from relative performance.
  Overweights in Intuit and Arthur J. Gallagher were among the top detractors.
  The Fund’s security selection in the telecommunications and consumer cyclical sectors contributed to relative performance.
  No position in Netflix and an overweight in Baker Hughes were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R3 Shares)	September 9, 2016	13.61%	11.20%	14.88%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 33,449,193,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 133,389,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$33,449,193
Total number of portfolio holdings	67
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$133,389

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070617 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JUEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R2 Shares)	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 13.33% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductors & hardware and non-bank financials sectors detracted from relative performance.
  Overweights in Intuit and Arthur J. Gallagher were among the top detractors.
  The Fund’s security selection in the telecommunications and consumer cyclical sectors contributed to relative performance.
  No position in Netflix and an overweight in Baker Hughes were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R2 Shares)	November 3, 2008	13.33%	10.92%	14.60%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 33,449,193,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 133,389,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$33,449,193
Total number of portfolio holdings	67
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$133,389

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007405 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class L Shares
Trading Symbol	JMUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class L Shares)	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class L Shares returned 14.09% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductors & hardware and non-bank financials sectors detracted from relative performance.
  Overweights in Intuit and Arthur J. Gallagher were among the top detractors.
  The Fund’s security selection in the telecommunications and consumer cyclical sectors contributed to relative performance.
  No position in Netflix and an overweight in Baker Hughes were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class L Shares)	September 17, 1993	14.09%	11.65%	15.33%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 17, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 33,449,193,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 133,389,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$33,449,193
Total number of portfolio holdings	67
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$133,389

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007404 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class I Shares
Trading Symbol	JUESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class I Shares)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 13.91% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductors & hardware and non-bank financials sectors detracted from relative performance.
  Overweights in Intuit and Arthur J. Gallagher were among the top detractors.
  The Fund’s security selection in the telecommunications and consumer cyclical sectors contributed to relative performance.
  No position in Netflix and an overweight in Baker Hughes were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class I Shares)	September 10, 2001	13.91%	11.48%	15.16%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 33,449,193,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 133,389,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$33,449,193
Total number of portfolio holdings	67
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$133,389

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class C Shares
Trading Symbol	JUECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class C Shares)	$153	1.44%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 13.03% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductors & hardware and non-bank financials sectors detracted from relative performance.
  Overweights in Intuit and Arthur J. Gallagher were among the top detractors.
  The Fund’s security selection in the telecommunications and consumer cyclical sectors contributed to relative performance.
  No position in Netflix and an overweight in Baker Hughes were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class C Shares)	September 10, 2001	12.03%	10.65%	14.43%
JPMorgan U.S. Equity Fund (Class C Shares) - excluding sales charge		13.03	10.65	14.43
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 33,449,193,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 133,389,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$33,449,193
Total number of portfolio holdings	67
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$133,389

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000003854 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	JUEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class A Shares)	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 13.61% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductors & hardware and non-bank financials sectors detracted from relative performance.
  Overweights in Intuit and Arthur J. Gallagher were among the top detractors.
  The Fund’s security selection in the telecommunications and consumer cyclical sectors contributed to relative performance.
  No position in Netflix and an overweight in Baker Hughes were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class A Shares)	September 10, 2001	7.66%	10.01%	14.27%
JPMorgan U.S. Equity Fund (Class A Shares) - excluding sales charge		13.61	11.21	14.88
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 33,449,193,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 133,389,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$33,449,193
Total number of portfolio holdings	67
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$133,389

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007573 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class A Shares
Trading Symbol	JDEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 18.76% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the software and services and industrial cyclical sectors detracted from performance.
  Underweight in Intel and Caterpillar were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to performance.
  Overweight in Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)	September 28, 2001	12.51%	11.52%	14.66%
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares) - excluding sales charge		18.76	12.73	15.27
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 28, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 04, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,904,775,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 22,381,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,904,775
Total number of portfolio holdings	171
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$22,381

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 4, 2026, the Fund changed from a diversified company to a non-diversified company and removed “Significant Holdings” risk disclosure from it prospectus and added “Non-Diversified Fund” risk disclosure to its prospectus. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective June 4, 2026, the Fund changed from a diversified company to a non-diversified company and removed “Significant Holdings” risk disclosure from it prospectus and added “Non-Diversified Fund” risk disclosure to its prospectus. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007571 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class I Shares
Trading Symbol	JDESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 19.06% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the software and services and industrial cyclical sectors detracted from performance.
  Underweight in Intel and Caterpillar were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to performance.
  Overweight in Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)	September 10, 2001	19.06%	13.00%	15.57%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 04, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,904,775,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 22,381,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,904,775
Total number of portfolio holdings	171
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$22,381

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 4, 2026, the Fund changed from a diversified company to a non-diversified company and removed “Significant Holdings” risk disclosure from it prospectus and added “Non-Diversified Fund” risk disclosure to its prospectus. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective June 4, 2026, the Fund changed from a diversified company to a non-diversified company and removed “Significant Holdings” risk disclosure from it prospectus and added “Non-Diversified Fund” risk disclosure to its prospectus. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007982 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JDEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 19.19% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the software and services and industrial cyclical sectors detracted from performance.
  Underweight in Intel and Caterpillar were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to performance.
  Overweight in Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)	March 24, 2003	19.19%	13.12%	15.68%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Mar. 24, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 04, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,904,775,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 22,381,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,904,775
Total number of portfolio holdings	171
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$22,381

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 4, 2026, the Fund changed from a diversified company to a non-diversified company and removed “Significant Holdings” risk disclosure from it prospectus and added “Non-Diversified Fund” risk disclosure to its prospectus. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective June 4, 2026, the Fund changed from a diversified company to a non-diversified company and removed “Significant Holdings” risk disclosure from it prospectus and added “Non-Diversified Fund” risk disclosure to its prospectus. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000195232 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class R6 Shares
Trading Symbol	JDVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class R6 Shares)	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 10.62% for the twelve months ended June 30, 2026. The MSCI World Index (net total return) (the "Index") returned 21.34% and the Diversified Composite Benchmark returned 14.18% for the twelve months ended June 30, 2026.
  The Fund's asset allocation decisions were a net positive over the period. Maintaining a meaningful tilt toward equities, as global markets advanced on resilient growth and continued AI-driven investment, allowed the Fund to participate in the broad rally, and the allocation stance across asset classes added to relative results.
  Security selection within the underlying strategies was the principal offset to these gains and drove the Fund's shortfall versus the Index. The main detractors were Global Select Equity, US Active Core Equity and Value Advantage.
  Within equities, the Fund's U.S. equity exposure was the single largest source of positive relative return. Broad participation in the U.S. market, expressed through a combination of manager and futures positioning across large-cap sectors, captured the strength in technology and financials and was rewarded as U.S. large caps led global performance.
  Developed non-U.S. equity also contributed to relative performance. The gains were led by the Fund's allocation to U.K. equities through its FTSE 100 exposure and to Japanese equities through its TOPIX exposure, both of which benefited from firm earnings momentum and improving sentiment in those markets.
  Fixed income contributed positively in aggregate. The allocation to global core fixed income added value as the Fund's high-quality bond holdings provided a steady anchor, while the allocation to high yield benefited from spread tightening, resilient corporate earnings and a supportive risk backdrop that favored lower-rated credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class R6 Shares)	November 1, 2017	10.62%	5.92%	8.76%
MSCI World Index (net total return)		21.34	11.47	13.14
Diversified Composite Benchmark		14.18	6.96	9.73

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 531,075,000
Holdings Count | Holding	1,174
Advisory Fees Paid, Amount	$ 1,721,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$531,075
Total number of portfolio holdings	1,174
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$1,721

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007575 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class L Shares
Trading Symbol	JPDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class L Shares)	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class L Shares returned 10.60% for the twelve months ended June 30, 2026. The MSCI World Index (net total return) (the "Index") returned 21.34% and the Diversified Composite Benchmark returned 14.18% for the twelve months ended June 30, 2026.
  The Fund's asset allocation decisions were a net positive over the period. Maintaining a meaningful tilt toward equities, as global markets advanced on resilient growth and continued AI-driven investment, allowed the Fund to participate in the broad rally, and the allocation stance across asset classes added to relative results.
  Security selection within the underlying strategies was the principal offset to these gains and drove the Fund's shortfall versus the Index. The main detractors were Global Select Equity, US Active Core Equity and Value Advantage.
  Within equities, the Fund's U.S. equity exposure was the single largest source of positive relative return. Broad participation in the U.S. market, expressed through a combination of manager and futures positioning across large-cap sectors, captured the strength in technology and financials and was rewarded as U.S. large caps led global performance.
  Developed non-U.S. equity also contributed to relative performance. The gains were led by the Fund's allocation to U.K. equities through its FTSE 100 exposure and to Japanese equities through its TOPIX exposure, both of which benefited from firm earnings momentum and improving sentiment in those markets.
  Fixed income contributed positively in aggregate. The allocation to global core fixed income added value as the Fund's high-quality bond holdings provided a steady anchor, while the allocation to high yield benefited from spread tightening, resilient corporate earnings and a supportive risk backdrop that favored lower-rated credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class L Shares)	September 10, 1993	10.60%	5.85%	8.69%
MSCI World Index (net total return)		21.34	11.47	13.14
Diversified Composite Benchmark		14.18	6.96	9.73

Performance Inception Date	Sep. 10, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 531,075,000
Holdings Count | Holding	1,174
Advisory Fees Paid, Amount	$ 1,721,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$531,075
Total number of portfolio holdings	1,174
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$1,721

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007574 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class I Shares
Trading Symbol	JDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class I Shares)	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 10.57% for the twelve months ended June 30, 2026. The MSCI World Index (net total return) (the "Index") returned 21.34% and the Diversified Composite Benchmark returned 14.18% for the twelve months ended June 30, 2026.
  The Fund's asset allocation decisions were a net positive over the period. Maintaining a meaningful tilt toward equities, as global markets advanced on resilient growth and continued AI-driven investment, allowed the Fund to participate in the broad rally, and the allocation stance across asset classes added to relative results.
  Security selection within the underlying strategies was the principal offset to these gains and drove the Fund's shortfall versus the Index. The main detractors were Global Select Equity, US Active Core Equity and Value Advantage.
  Within equities, the Fund's U.S. equity exposure was the single largest source of positive relative return. Broad participation in the U.S. market, expressed through a combination of manager and futures positioning across large-cap sectors, captured the strength in technology and financials and was rewarded as U.S. large caps led global performance.
  Developed non-U.S. equity also contributed to relative performance. The gains were led by the Fund's allocation to U.K. equities through its FTSE 100 exposure and to Japanese equities through its TOPIX exposure, both of which benefited from firm earnings momentum and improving sentiment in those markets.
  Fixed income contributed positively in aggregate. The allocation to global core fixed income added value as the Fund's high-quality bond holdings provided a steady anchor, while the allocation to high yield benefited from spread tightening, resilient corporate earnings and a supportive risk backdrop that favored lower-rated credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class I Shares)	September 10, 2001	10.57%	5.79%	8.58%
MSCI World Index (net total return)		21.34	11.47	13.14
Diversified Composite Benchmark		14.18	6.96	9.73

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 531,075,000
Holdings Count | Holding	1,174
Advisory Fees Paid, Amount	$ 1,721,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$531,075
Total number of portfolio holdings	1,174
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$1,721

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007578 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class C Shares
Trading Symbol	JDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class C Shares)	$146	1.39%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 9.73% for the twelve months ended June 30, 2026. The MSCI World Index (net total return) (the "Index") returned 21.34% and the Diversified Composite Benchmark returned 14.18% for the twelve months ended June 30, 2026.
  The Fund's asset allocation decisions were a net positive over the period. Maintaining a meaningful tilt toward equities, as global markets advanced on resilient growth and continued AI-driven investment, allowed the Fund to participate in the broad rally, and the allocation stance across asset classes added to relative results.
  Security selection within the underlying strategies was the principal offset to these gains and drove the Fund's shortfall versus the Index. The main detractors were Global Select Equity, US Active Core Equity and Value Advantage.
  Within equities, the Fund's U.S. equity exposure was the single largest source of positive relative return. Broad participation in the U.S. market, expressed through a combination of manager and futures positioning across large-cap sectors, captured the strength in technology and financials and was rewarded as U.S. large caps led global performance.
  Developed non-U.S. equity also contributed to relative performance. The gains were led by the Fund's allocation to U.K. equities through its FTSE 100 exposure and to Japanese equities through its TOPIX exposure, both of which benefited from firm earnings momentum and improving sentiment in those markets.
  Fixed income contributed positively in aggregate. The allocation to global core fixed income added value as the Fund's high-quality bond holdings provided a steady anchor, while the allocation to high yield benefited from spread tightening, resilient corporate earnings and a supportive risk backdrop that favored lower-rated credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class C Shares)	March 24, 2003	8.73%	5.00%	7.88%
JPMorgan Diversified Fund (Class C Shares) - excluding sales charge		9.73	5.00	7.88
MSCI World Index (net total return)		21.34	11.47	13.14
Diversified Composite Benchmark		14.18	6.96	9.73

Performance Inception Date	Mar. 24, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 531,075,000
Holdings Count | Holding	1,174
Advisory Fees Paid, Amount	$ 1,721,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$531,075
Total number of portfolio holdings	1,174
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$1,721

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007576 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class A Shares
Trading Symbol	JDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class A Shares)	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 10.29% for the twelve months ended June 30, 2026. The MSCI World Index (net total return) (the "Index") returned 21.34% and the Diversified Composite Benchmark returned 14.18% for the twelve months ended June 30, 2026.
  The Fund's asset allocation decisions were a net positive over the period. Maintaining a meaningful tilt toward equities, as global markets advanced on resilient growth and continued AI-driven investment, allowed the Fund to participate in the broad rally, and the allocation stance across asset classes added to relative results.
  Security selection within the underlying strategies was the principal offset to these gains and drove the Fund's shortfall versus the Index. The main detractors were Global Select Equity, US Active Core Equity and Value Advantage.
  Within equities, the Fund's U.S. equity exposure was the single largest source of positive relative return. Broad participation in the U.S. market, expressed through a combination of manager and futures positioning across large-cap sectors, captured the strength in technology and financials and was rewarded as U.S. large caps led global performance.
  Developed non-U.S. equity also contributed to relative performance. The gains were led by the Fund's allocation to U.K. equities through its FTSE 100 exposure and to Japanese equities through its TOPIX exposure, both of which benefited from firm earnings momentum and improving sentiment in those markets.
  Fixed income contributed positively in aggregate. The allocation to global core fixed income added value as the Fund's high-quality bond holdings provided a steady anchor, while the allocation to high yield benefited from spread tightening, resilient corporate earnings and a supportive risk backdrop that favored lower-rated credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class A Shares)	March 24, 2003	5.32%	4.57%	7.81%
JPMorgan Diversified Fund (Class A Shares) - excluding sales charge		10.29	5.53	8.31
MSCI World Index (net total return)		21.34	11.47	13.14
Diversified Composite Benchmark		14.18	6.96	9.73

Performance Inception Date	Mar. 24, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 531,075,000
Holdings Count | Holding	1,174
Advisory Fees Paid, Amount	$ 1,721,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$531,075
Total number of portfolio holdings	1,174
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$1,721

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007580 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class A Shares
Trading Symbol	VSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class A Shares)	$143	1.24%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund's Class A Shares, without a sales charge, returned 30.94% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in consumer discretionary and health care detracted from performance.
  The Fund's underweight allocation to information technology and security selection in utilities contributed to performance.
  The Fund's underweight allocation to Bloom Energy and TTM Technologies detracted from performance.
  The Fund's overweight allocation to Vicar and DigitalOcean contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class A Shares)	May 19, 1997	24.05%	4.44%	13.32%
JPMorgan Small Cap Blend Fund (Class A Shares) - excluding sales charge		30.94	5.57	13.94
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	May 19, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,689,486,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 9,740,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,689,486
Total number of portfolio holdings	251
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$9,740

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007582 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class C Shares
Trading Symbol	VSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class C Shares)	$200	1.74%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund's Class C Shares, without a sales charge, returned 30.33% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in consumer discretionary and health care detracted from performance.
  The Fund's underweight allocation to information technology and security selection in utilities contributed to performance.
  The Fund's underweight allocation to Bloom Energy and TTM Technologies detracted from performance.
  The Fund's overweight allocation to Vicar and DigitalOcean contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class C Shares)	January 7, 1998	29.33%	5.05%	13.49%
JPMorgan Small Cap Blend Fund (Class C Shares) - excluding sales charge		30.33	5.05	13.49
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Jan. 07, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,689,486,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 9,740,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,689,486
Total number of portfolio holdings	251
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$9,740

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007579 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class I Shares
Trading Symbol	JDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class I Shares)	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund's Class I Shares returned 31.30% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in consumer discretionary and health care detracted from performance.
  The Fund's underweight allocation to information technology and security selection in utilities contributed to performance.
  The Fund's underweight allocation to Bloom Energy and TTM Technologies detracted from performance.
  The Fund's overweight allocation to Vicar and DigitalOcean contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class I Shares)	April 5, 1999	31.30%	5.84%	14.23%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Apr. 05, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,689,486,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 9,740,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,689,486
Total number of portfolio holdings	251
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$9,740

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000200711 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class R6 Shares
Trading Symbol	JSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class R6 Shares)	$86	0.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund's Class R6 Shares returned 31.61% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in consumer discretionary and health care detracted from performance.
  The Fund's underweight allocation to information technology and security selection in utilities contributed to performance.
  The Fund's underweight allocation to Bloom Energy and TTM Technologies detracted from performance.
  The Fund's overweight allocation to Vicar and DigitalOcean contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class R6 Shares)	July 2, 2018	31.61%	6.11%	14.51%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,689,486,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 9,740,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,689,486
Total number of portfolio holdings	251
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$9,740

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000162366 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R6 Shares
Trading Symbol	VGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R6 Shares)	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 22.48% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in consumer discretionary detracted from performance.
  The Fund's security selection in health care and real estate contributed to performance.
  The Fund's not owning Intel and underweight allocation to Alphabet detracted from performance.
  The Fund's overweight allocation to Western Digital and Analog Devices contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R6 Shares)	November 2, 2015	22.48%	11.26%	12.82%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,937,516,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 24,246,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,937,516
Total number of portfolio holdings	90
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$24,246

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162365 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R5 Shares
Trading Symbol	VGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R5 Shares)	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 22.36% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in consumer discretionary detracted from performance.
  The Fund's security selection in health care and real estate contributed to performance.
  The Fund's not owning Intel and underweight allocation to Alphabet detracted from performance.
  The Fund's overweight allocation to Western Digital and Analog Devices contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R5 Shares)	November 2, 2015	22.36%	11.14%	12.71%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,937,516,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 24,246,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,937,516
Total number of portfolio holdings	90
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$24,246

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190877 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R4 Shares
Trading Symbol	JGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R4 Shares)	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 22.18% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in consumer discretionary detracted from performance.
  The Fund's security selection in health care and real estate contributed to performance.
  The Fund's not owning Intel and underweight allocation to Alphabet detracted from performance.
  The Fund's overweight allocation to Western Digital and Analog Devices contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R4 Shares)	July 31, 2017	22.18%	10.98%	12.54%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,937,516,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 24,246,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,937,516
Total number of portfolio holdings	90
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$24,246

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190876 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R3 Shares
Trading Symbol	JGAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R3 Shares)	$104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 21.87% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in consumer discretionary detracted from performance.
  The Fund's security selection in health care and real estate contributed to performance.
  The Fund's not owning Intel and underweight allocation to Alphabet detracted from performance.
  The Fund's overweight allocation to Western Digital and Analog Devices contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R3 Shares)	July 31, 2017	21.87%	10.70%	12.26%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,937,516,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 24,246,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,937,516
Total number of portfolio holdings	90
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$24,246

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R2 Shares
Trading Symbol	VGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R2 Shares)	$132	1.19%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 21.56% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in consumer discretionary detracted from performance.
  The Fund's security selection in health care and real estate contributed to performance.
  The Fund's not owning Intel and underweight allocation to Alphabet detracted from performance.
  The Fund's overweight allocation to Western Digital and Analog Devices contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R2 Shares)	November 2, 2015	21.56%	10.42%	11.98%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,937,516,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 24,246,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,937,516
Total number of portfolio holdings	90
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$24,246

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007583 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class I Shares
Trading Symbol	VGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class I Shares)	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 22.18% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in consumer discretionary detracted from performance.
  The Fund's security selection in health care and real estate contributed to performance.
  The Fund's not owning Intel and underweight allocation to Alphabet detracted from performance.
  The Fund's overweight allocation to Western Digital and Analog Devices contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class I Shares)	January 25, 1996	22.18%	10.98%	12.54%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Jan. 25, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,937,516,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 24,246,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,937,516
Total number of portfolio holdings	90
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$24,246

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007586 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class C Shares
Trading Symbol	VGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class C Shares)	$159	1.44%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 21.25% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in consumer discretionary detracted from performance.
  The Fund's security selection in health care and real estate contributed to performance.
  The Fund's not owning Intel and underweight allocation to Alphabet detracted from performance.
  The Fund's overweight allocation to Western Digital and Analog Devices contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class C Shares)	January 2, 1998	20.25%	10.15%	11.81%
JPMorgan U.S. Value Fund (Class C Shares) - excluding sales charge		21.25	10.15	11.81
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Jan. 02, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,937,516,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 24,246,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,937,516
Total number of portfolio holdings	90
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$24,246

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007584 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class A Shares
Trading Symbol	VGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class A Shares)	$104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 21.88% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in consumer discretionary detracted from performance.
  The Fund's security selection in health care and real estate contributed to performance.
  The Fund's not owning Intel and underweight allocation to Alphabet detracted from performance.
  The Fund's overweight allocation to Western Digital and Analog Devices contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class A Shares)	September 23, 1987	15.48%	9.51%	11.65%
JPMorgan U.S. Value Fund (Class A Shares) - excluding sales charge		21.88	10.70	12.25
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Sep. 23, 1987
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,937,516,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 24,246,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,937,516
Total number of portfolio holdings	90
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$24,246

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007642 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class A Shares
Trading Symbol	JIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class A Shares)	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 20.52% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Growth Index returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors contributed to relative performance.
  Overweights in Western Digital and Seagate Technology were among the top contributors.
  The Fund’s security selection in the health care sector detracted from relative performance.
  Overweights in Intuit and ServiceNow were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class A Shares)	February 19, 2005	14.19%	13.14%	16.82%
JPMorgan U.S. GARP Equity Fund (Class A Shares) - excluding sales charge		20.52	14.37	17.46
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jul. 10, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,589,512,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,090,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,589,512
Total number of portfolio holdings	97
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$5,090

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Growth ETF. Fundamental Data Science Large Growth ETF is managed in a substantially similar manner as the Fund, but its investment process changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team changed. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
Effective March 1, 2026, the Fund’s Class A Shares were publicly offered only on a limited basis. Investors were not eligible to purchase Class A Shares of the Fund unless they met certain requirements.
Effective March 1, 2026, no sales charge was imposed on purchases of Class A Shares of the Fund, no contingent deferred sales charge was imposed on redemptions of Class A Shares and the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007643 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class C Shares
Trading Symbol	JCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class C Shares)	$120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 20.12% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Growth Index returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors contributed to relative performance.
  Overweights in Western Digital and Seagate Technology were among the top contributors.
  The Fund’s security selection in the health care sector detracted from relative performance.
  Overweights in Intuit and ServiceNow were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class C Shares)	February 19, 2005	19.12%	13.83%	16.99%
JPMorgan U.S. GARP Equity Fund (Class C Shares) - excluding sales charge		20.12	13.83	16.99
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jul. 10, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,589,512,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,090,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,589,512
Total number of portfolio holdings	97
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$5,090

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Growth ETF. Fundamental Data Science Large Growth ETF is managed in a substantially similar manner as the Fund, but its investment process changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team changed. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
Effective March 1, 2026, the Fund’s Class C Shares were publicly offered only on a limited basis. Investors were not eligible to purchase Class C Shares of the Fund unless they met certain requirements.
Effective March 1, 2026, no contingent deferred sales charge was imposed on redemptions of Class C Shares of the Fund and the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007641 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class I Shares
Trading Symbol	JPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class I Shares)	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 20.72% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Growth Index returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors contributed to relative performance.
  Overweights in Western Digital and Seagate Technology were among the top contributors.
  The Fund’s security selection in the health care sector detracted from relative performance.
  Overweights in Intuit and ServiceNow were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class I Shares)	February 28, 2003	20.72%	14.64%	17.74%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Feb. 28, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jul. 10, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,589,512,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,090,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,589,512
Total number of portfolio holdings	97
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$5,090

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Growth ETF. Fundamental Data Science Large Growth ETF is managed in a substantially similar manner as the Fund, but its investment process changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team changed. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070623 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JIGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R2 Shares)	$102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 20.33% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Growth Index returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors contributed to relative performance.
  Overweights in Western Digital and Seagate Technology were among the top contributors.
  The Fund’s security selection in the health care sector detracted from relative performance.
  Overweights in Intuit and ServiceNow were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R2 Shares)	November 3, 2008	20.33%	14.10%	17.17%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jul. 10, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,589,512,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,090,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,589,512
Total number of portfolio holdings	97
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$5,090

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Growth ETF. Fundamental Data Science Large Growth ETF is managed in a substantially similar manner as the Fund, but its investment process changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team changed. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
Effective March 1, 2026, the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000033529 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R5 Shares)	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 20.91% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Growth Index returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors contributed to relative performance.
  Overweights in Western Digital and Seagate Technology were among the top contributors.
  The Fund’s security selection in the health care sector detracted from relative performance.
  Overweights in Intuit and ServiceNow were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R5 Shares)	May 15, 2006	20.91%	14.81%	17.92%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jul. 10, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,589,512,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,090,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,589,512
Total number of portfolio holdings	97
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$5,090

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Growth ETF. Fundamental Data Science Large Growth ETF is managed in a substantially similar manner as the Fund, but its investment process changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team changed. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000162368 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R6 Shares)	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 21.04% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Growth Index returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors contributed to relative performance.
  Overweights in Western Digital and Seagate Technology were among the top contributors.
  The Fund’s security selection in the health care sector detracted from relative performance.
  Overweights in Intuit and ServiceNow were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R6 Shares)	November 2, 2015	21.04%	14.92%	18.03%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jul. 10, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,589,512,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,090,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,589,512
Total number of portfolio holdings	97
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$5,090

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Growth ETF. Fundamental Data Science Large Growth ETF is managed in a substantially similar manner as the Fund, but its investment process changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team changed. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12 2026, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“Fundamental Data Science Large Growth ETF”). The Reorganization occurred as of the close of business on July 10, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000222263 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class R6 Shares
Trading Symbol	JIIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 15.90% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductor & hardware and industrial cyclical sectors detracted from performance.
  Underweight in Advanced Micro Devices and no position in Intel were among the top detractors.
  The Fund’s security selection in the media and consumer cyclical sectors contributed to performance.
  No position in Meta Platforms and an overweight in Western Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)	September 30, 2020	15.90%	10.99%	14.48%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 318,749,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 684,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$318,749
Total number of portfolio holdings	75
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$684

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007644 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class I Shares
Trading Symbol	JIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 15.84% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductor & hardware and industrial cyclical sectors detracted from performance.
  Underweight in Advanced Micro Devices and no position in Intel were among the top detractors.
  The Fund’s security selection in the media and consumer cyclical sectors contributed to performance.
  No position in Meta Platforms and an overweight in Western Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)	February 28, 2003	15.84%	10.93%	14.45%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Feb. 28, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 318,749,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 684,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$318,749
Total number of portfolio holdings	75
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$684

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007646 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class C Shares
Trading Symbol	JICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)	$123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 14.98% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductor & hardware and industrial cyclical sectors detracted from performance.
  Underweight in Advanced Micro Devices and no position in Intel were among the top detractors.
  The Fund’s security selection in the media and consumer cyclical sectors contributed to performance.
  No position in Meta Platforms and an overweight in Western Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)	February 19, 2005	13.98%	10.10%	13.71%
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares) - excluding sales charge		14.98	10.10	13.71
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 318,749,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 684,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$318,749
Total number of portfolio holdings	75
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$684

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007645 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class A Shares
Trading Symbol	JICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 15.55% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the semiconductor & hardware and industrial cyclical sectors detracted from performance.
  Underweight in Advanced Micro Devices and no position in Intel were among the top detractors.
  The Fund’s security selection in the media and consumer cyclical sectors contributed to performance.
  No position in Meta Platforms and an overweight in Western Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)	February 19, 2005	9.48%	9.47%	13.55%
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares) - excluding sales charge		15.55	10.65	14.16
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 318,749,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 684,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$318,749
Total number of portfolio holdings	75
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$684

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007895 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	JCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class A Shares)	$117	1.09%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 14.58% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Index returned 21.63% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocation to SanDisk and an overweight allocation to Fidelity National Information Services detracted from relative performance.
  The Fund’s security selection in the industrials and real estate sectors contributed to relative performance.
  The Fund’s overweight allocations to MKS Instruments and Comfort Systems contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class A Shares)	November 2, 2009	8.56%	5.12%	10.78%
JPMorgan Mid Cap Equity Fund (Class A Shares) - excluding sales charge		14.58	6.26	11.37
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Index		21.63	8.50	12.00

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,234,215,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 31,265,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,234,215
Total number of portfolio holdings	207
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$31,265

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000081076 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	JMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class C Shares)	$170	1.59%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 14.01% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Index returned 21.63% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocation to SanDisk and an overweight allocation to Fidelity National Information Services detracted from relative performance.
  The Fund’s security selection in the industrials and real estate sectors contributed to relative performance.
  The Fund’s overweight allocations to MKS Instruments and Comfort Systems contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class C Shares)	November 2, 2009	13.01%	5.73%	10.93%
JPMorgan Mid Cap Equity Fund (Class C Shares) - excluding sales charge		14.01	5.73	10.93
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Index		21.63	8.50	12.00

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,234,215,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 31,265,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,234,215
Total number of portfolio holdings	207
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$31,265

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007650 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	VSNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class I Shares)	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 14.86% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Index returned 21.63% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocation to SanDisk and an overweight allocation to Fidelity National Information Services detracted from relative performance.
  The Fund’s security selection in the industrials and real estate sectors contributed to relative performance.
  The Fund’s overweight allocations to MKS Instruments and Comfort Systems contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class I Shares)	January 1, 1997	14.86%	6.52%	11.67%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Index		21.63	8.50	12.00

Performance Inception Date	Jan. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,234,215,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 31,265,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,234,215
Total number of portfolio holdings	207
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$31,265

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000136840 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JMCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R2 Shares)	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 14.27% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Index returned 21.63% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocation to SanDisk and an overweight allocation to Fidelity National Information Services detracted from relative performance.
  The Fund’s security selection in the industrials and real estate sectors contributed to relative performance.
  The Fund’s overweight allocations to MKS Instruments and Comfort Systems contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R2 Shares)	March 14, 2014	14.27%	5.98%	11.10%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Index		21.63	8.50	12.00

Performance Inception Date	Mar. 14, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,234,215,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 31,265,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,234,215
Total number of portfolio holdings	207
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$31,265

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000136841 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JMEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R5 Shares)	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 15.03% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Index returned 21.63% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocation to SanDisk and an overweight allocation to Fidelity National Information Services detracted from relative performance.
  The Fund’s security selection in the industrials and real estate sectors contributed to relative performance.
  The Fund’s overweight allocations to MKS Instruments and Comfort Systems contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R5 Shares)	March 14, 2014	15.03%	6.68%	11.83%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Index		21.63	8.50	12.00

Performance Inception Date	Mar. 14, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,234,215,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 31,265,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,234,215
Total number of portfolio holdings	207
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$31,265

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000136842 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JPPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R6 Shares)	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 15.14% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Index returned 21.63% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocation to SanDisk and an overweight allocation to Fidelity National Information Services detracted from relative performance.
  The Fund’s security selection in the industrials and real estate sectors contributed to relative performance.
  The Fund’s overweight allocations to MKS Instruments and Comfort Systems contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R6 Shares)	March 14, 2014	15.14%	6.78%	11.93%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Index		21.63	8.50	12.00

Performance Inception Date	Mar. 14, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,234,215,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 31,265,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,234,215
Total number of portfolio holdings	207
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$31,265

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk" and "Industrials Sector Risk” disclosures to its summary prospectus as of November 1, 2025. These disclosures were added in light of a larger concentration of portfolio securities in these sectors.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169974 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	VSENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R6 Shares)	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R6 Shares returned 14.29% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and health care detracted from relative performance.
  The Fund's not owning Bloom Energy and overweight allocation to Planet Fitness detracted from relative performance.
  The Fund's security selection in basic materials and overweight allocation to utilities contributed to relative performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Modine Manufacturing contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R6 Shares)	May 31, 2016	14.29%	3.92%	9.45%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,867,304,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 21,085,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,867,304
Total number of portfolio holdings	121
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$21,085

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033531 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R5 Shares)	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R5 Shares returned 14.24% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and health care detracted from relative performance.
  The Fund's not owning Bloom Energy and overweight allocation to Planet Fitness detracted from relative performance.
  The Fund's security selection in basic materials and overweight allocation to utilities contributed to relative performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Modine Manufacturing contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R5 Shares)	May 15, 2006	14.24%	3.86%	9.39%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,867,304,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 21,085,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,867,304
Total number of portfolio holdings	121
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$21,085

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173556 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R4 Shares)	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R4 Shares returned 14.02% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and health care detracted from relative performance.
  The Fund's not owning Bloom Energy and overweight allocation to Planet Fitness detracted from relative performance.
  The Fund's security selection in basic materials and overweight allocation to utilities contributed to relative performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Modine Manufacturing contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R4 Shares)	September 9, 2016	14.02%	3.66%	9.18%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,867,304,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 21,085,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,867,304
Total number of portfolio holdings	121
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$21,085

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173555 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R3 Shares)	$136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R3 Shares returned 13.70% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and health care detracted from relative performance.
  The Fund's not owning Bloom Energy and overweight allocation to Planet Fitness detracted from relative performance.
  The Fund's security selection in basic materials and overweight allocation to utilities contributed to relative performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Modine Manufacturing contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R3 Shares)	September 9, 2016	13.70%	3.40%	8.90%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,867,304,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 21,085,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,867,304
Total number of portfolio holdings	121
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$21,085

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070625 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JSEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R2 Shares)	$159	1.49%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R2 Shares returned 13.48% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and health care detracted from relative performance.
  The Fund's not owning Bloom Energy and overweight allocation to Planet Fitness detracted from relative performance.
  The Fund's security selection in basic materials and overweight allocation to utilities contributed to relative performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Modine Manufacturing contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R2 Shares)	November 3, 2008	13.48%	3.15%	8.63%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,867,304,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 21,085,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,867,304
Total number of portfolio holdings	121
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$21,085

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007651 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	VSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class I Shares)	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class I Shares returned 14.02% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and health care detracted from relative performance.
  The Fund's not owning Bloom Energy and overweight allocation to Planet Fitness detracted from relative performance.
  The Fund's security selection in basic materials and overweight allocation to utilities contributed to relative performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Modine Manufacturing contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class I Shares)	May 7, 1996	14.02%	3.67%	9.18%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	May 07, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,867,304,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 21,085,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,867,304
Total number of portfolio holdings	121
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$21,085

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007655 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	JSECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class C Shares)	$188	1.77%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class C Shares, without a sales charge, returned 13.14% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and health care detracted from relative performance.
  The Fund's not owning Bloom Energy and overweight allocation to Planet Fitness detracted from relative performance.
  The Fund's security selection in basic materials and overweight allocation to utilities contributed to relative performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Modine Manufacturing contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class C Shares)	February 19, 2005	12.14%	2.87%	8.46%
JPMorgan Small Cap Equity Fund (Class C Shares) - excluding sales charge		13.14	2.87	8.46
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,867,304,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 21,085,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,867,304
Total number of portfolio holdings	121
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$21,085

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007653 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	VSEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class A Shares)	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class A Shares, without a sales charge, returned 13.72% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and health care detracted from relative performance.
  The Fund's not owning Bloom Energy and overweight allocation to Planet Fitness detracted from relative performance.
  The Fund's security selection in basic materials and overweight allocation to utilities contributed to relative performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Modine Manufacturing contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class A Shares)	December 20, 1994	7.76%	2.28%	8.31%
JPMorgan Small Cap Equity Fund (Class A Shares) - excluding sales charge		13.72	3.39	8.89
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Dec. 20, 1994
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,867,304,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 21,085,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,867,304
Total number of portfolio holdings	121
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$21,085

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000054337 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class A Shares
Trading Symbol	JTUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class A Shares)	$143	1.19%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class A Shares, without a sales charge, returned 40.07% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the pharmaceuticals and systems hardware sectors detracted from performance.
  An underweight in Bloom Energy and overweight in Frequency Therapeutics were among the top detractors.
  The Fund’s security selection in the basic materials and industrial cyclical sectors contributed to performance.
  Overweights in Terns Pharmaceuticals and Cipher Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class A Shares)	November 1, 2007	32.69%	6.92%	10.39%
JPMorgan U.S. Small Company Fund (Class A Shares) - excluding sales charge		40.07	8.08	10.98
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Nov. 01, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,116,513,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 5,830,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,116,513
Total number of portfolio holdings	623
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$5,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000054338 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class C Shares
Trading Symbol	JTUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class C Shares)	$202	1.69%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class C Shares, without a sales charge, returned 39.35% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the pharmaceuticals and systems hardware sectors detracted from performance.
  An underweight in Bloom Energy and overweight in Frequency Therapeutics were among the top detractors.
  The Fund’s security selection in the basic materials and industrial cyclical sectors contributed to performance.
  Overweights in Terns Pharmaceuticals and Cipher Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class C Shares)	November 1, 2007	38.35%	7.53%	10.54%
JPMorgan U.S. Small Company Fund (Class C Shares) - excluding sales charge		39.35	7.53	10.54
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Nov. 01, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,116,513,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 5,830,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,116,513
Total number of portfolio holdings	623
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$5,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007656 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class I Shares
Trading Symbol	JSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class I Shares)	$113	0.94%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class I Shares returned 40.49% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the pharmaceuticals and systems hardware sectors detracted from performance.
  An underweight in Bloom Energy and overweight in Frequency Therapeutics were among the top detractors.
  The Fund’s security selection in the basic materials and industrial cyclical sectors contributed to performance.
  Overweights in Terns Pharmaceuticals and Cipher Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class I Shares)	September 10, 2001	40.49%	8.35%	11.27%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,116,513,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 5,830,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,116,513
Total number of portfolio holdings	623
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$5,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007657 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class L Shares
Trading Symbol	JUSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class L Shares)	$98	0.81%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class L Shares returned 40.63% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the pharmaceuticals and systems hardware sectors detracted from performance.
  An underweight in Bloom Energy and overweight in Frequency Therapeutics were among the top detractors.
  The Fund’s security selection in the basic materials and industrial cyclical sectors contributed to performance.
  Overweights in Terns Pharmaceuticals and Cipher Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class L Shares)	November 4, 1993	40.63%	8.49%	11.43%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Nov. 04, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,116,513,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 5,830,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,116,513
Total number of portfolio holdings	623
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$5,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000106052 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R2 Shares
Trading Symbol	JSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R2 Shares)	$177	1.47%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R2 Shares returned 39.75% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the pharmaceuticals and systems hardware sectors detracted from performance.
  An underweight in Bloom Energy and overweight in Frequency Therapeutics were among the top detractors.
  The Fund’s security selection in the basic materials and industrial cyclical sectors contributed to performance.
  Overweights in Terns Pharmaceuticals and Cipher Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R2 Shares)	November 1, 2011	39.75%	7.77%	10.69%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,116,513,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 5,830,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,116,513
Total number of portfolio holdings	623
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$5,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173557 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R3 Shares
Trading Symbol	JUSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R3 Shares)	$146	1.21%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R3 Shares returned 40.00% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the pharmaceuticals and systems hardware sectors detracted from performance.
  An underweight in Bloom Energy and overweight in Frequency Therapeutics were among the top detractors.
  The Fund’s security selection in the basic materials and industrial cyclical sectors contributed to performance.
  Overweights in Terns Pharmaceuticals and Cipher Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R3 Shares)	September 9, 2016	40.00%	8.05%	10.98%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,116,513,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 5,830,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,116,513
Total number of portfolio holdings	623
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$5,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173558 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R4 Shares
Trading Symbol	JUSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R4 Shares)	$116	0.97%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R4 Shares returned 40.35% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the pharmaceuticals and systems hardware sectors detracted from performance.
  An underweight in Bloom Energy and overweight in Frequency Therapeutics were among the top detractors.
  The Fund’s security selection in the basic materials and industrial cyclical sectors contributed to performance.
  Overweights in Terns Pharmaceuticals and Cipher Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R4 Shares)	September 9, 2016	40.35%	8.33%	11.25%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,116,513,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 5,830,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,116,513
Total number of portfolio holdings	623
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$5,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173220 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R5 Shares
Trading Symbol	JUSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R5 Shares)	$98	0.81%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R5 Shares returned 40.60% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the pharmaceuticals and systems hardware sectors detracted from performance.
  An underweight in Bloom Energy and overweight in Frequency Therapeutics were among the top detractors.
  The Fund’s security selection in the basic materials and industrial cyclical sectors contributed to performance.
  Overweights in Terns Pharmaceuticals and Cipher Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R5 Shares)	September 9, 2016	40.60%	8.48%	11.42%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,116,513,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 5,830,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,116,513
Total number of portfolio holdings	623
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$5,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000106053 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R6 Shares
Trading Symbol	JUSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R6 Shares)	$86	0.72%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R6 Shares returned 40.70% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Index (the "Index") returned 40.78% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the pharmaceuticals and systems hardware sectors detracted from performance.
  An underweight in Bloom Energy and overweight in Frequency Therapeutics were among the top detractors.
  The Fund’s security selection in the basic materials and industrial cyclical sectors contributed to performance.
  Overweights in Terns Pharmaceuticals and Cipher Digital were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R6 Shares)	November 1, 2011	40.70%	8.60%	11.53%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Index		40.78	6.98	11.62

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,116,513,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 5,830,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,116,513
Total number of portfolio holdings	623
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$5,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of November 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173224 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R6 Shares
Trading Symbol	JVAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R6 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 17.26% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Value Index returned 27.78% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in communication services detracted from performance.
  The Fund's security selection in financials and utilities contributed to performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from performance.
  The Fund's overweight allocation to Western Digital and Hewlett Packard Enterprise contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R6 Shares)	September 9, 2016	17.26%	9.77%	11.09%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Value Index		27.78	10.97	11.48

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,496,396,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 38,897,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,496,396
Total number of portfolio holdings	120
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$38,897

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173223 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R5 Shares
Trading Symbol	JVARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R5 Shares)	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 17.12% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Value Index returned 27.78% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in communication services detracted from performance.
  The Fund's security selection in financials and utilities contributed to performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from performance.
  The Fund's overweight allocation to Western Digital and Hewlett Packard Enterprise contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R5 Shares)	September 9, 2016	17.12%	9.65%	10.98%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Value Index		27.78	10.97	11.48

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,496,396,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 38,897,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,496,396
Total number of portfolio holdings	120
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$38,897

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173222 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R4 Shares
Trading Symbol	JVAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R4 Shares)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 16.97% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Value Index returned 27.78% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in communication services detracted from performance.
  The Fund's security selection in financials and utilities contributed to performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from performance.
  The Fund's overweight allocation to Western Digital and Hewlett Packard Enterprise contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R4 Shares)	September 9, 2016	16.97%	9.49%	10.81%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Value Index		27.78	10.97	11.48

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,496,396,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 38,897,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,496,396
Total number of portfolio holdings	120
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$38,897

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173221 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R3 Shares
Trading Symbol	JVAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R3 Shares)	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 16.67% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Value Index returned 27.78% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in communication services detracted from performance.
  The Fund's security selection in financials and utilities contributed to performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from performance.
  The Fund's overweight allocation to Western Digital and Hewlett Packard Enterprise contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R3 Shares)	September 9, 2016	16.67%	9.22%	10.53%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Value Index		27.78	10.97	11.48

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,496,396,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 38,897,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,496,396
Total number of portfolio holdings	120
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$38,897

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000190878 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R2 Shares
Trading Symbol	JGAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R2 Shares)	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 16.36% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Value Index returned 27.78% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in communication services detracted from performance.
  The Fund's security selection in financials and utilities contributed to performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from performance.
  The Fund's overweight allocation to Western Digital and Hewlett Packard Enterprise contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R2 Shares)	July 31, 2017	16.36%	8.94%	10.26%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Value Index		27.78	10.97	11.48

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,496,396,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 38,897,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,496,396
Total number of portfolio holdings	120
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$38,897

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007659 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class L Shares
Trading Symbol	JVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class L Shares)	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class L Shares returned 17.12% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Value Index returned 27.78% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in communication services detracted from performance.
  The Fund's security selection in financials and utilities contributed to performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from performance.
  The Fund's overweight allocation to Western Digital and Hewlett Packard Enterprise contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class L Shares)	February 28, 2005	17.12%	9.66%	10.99%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Value Index		27.78	10.97	11.48

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,496,396,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 38,897,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,496,396
Total number of portfolio holdings	120
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$38,897

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007658 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class I Shares
Trading Symbol	JVASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class I Shares)	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 16.98% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Value Index returned 27.78% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in communication services detracted from performance.
  The Fund's security selection in financials and utilities contributed to performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from performance.
  The Fund's overweight allocation to Western Digital and Hewlett Packard Enterprise contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class I Shares)	February 28, 2005	16.98%	9.50%	10.82%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Value Index		27.78	10.97	11.48

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,496,396,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 38,897,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,496,396
Total number of portfolio holdings	120
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$38,897

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007661 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class C Shares
Trading Symbol	JVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class C Shares)	$161	1.49%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 16.11% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Value Index returned 27.78% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in communication services detracted from performance.
  The Fund's security selection in financials and utilities contributed to performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from performance.
  The Fund's overweight allocation to Western Digital and Hewlett Packard Enterprise contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class C Shares)	February 28, 2005	15.11%	8.69%	10.10%
JPMorgan Value Advantage Fund (Class C Shares) - excluding sales charge		16.11	8.69	10.10
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Value Index		27.78	10.97	11.48

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,496,396,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 38,897,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,496,396
Total number of portfolio holdings	120
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$38,897

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007660 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class A Shares
Trading Symbol	JVAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class A Shares)	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 16.66% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Value Index returned 27.78% for the twelve months ended June 30, 2026.
  The Fund's underweight allocation to information technology and security selection in communication services detracted from performance.
  The Fund's security selection in financials and utilities contributed to performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from performance.
  The Fund's overweight allocation to Western Digital and Hewlett Packard Enterprise contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class A Shares)	February 28, 2005	10.53%	8.05%	9.94%
JPMorgan Value Advantage Fund (Class A Shares) - excluding sales charge		16.66	9.23	10.54
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Value Index		27.78	10.97	11.48

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,496,396,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 38,897,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,496,396
Total number of portfolio holdings	120
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$38,897

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class A Shares
Trading Symbol	JLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)	$171	1.58%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.58%	[1]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 16.65% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrial cyclical and non-bank financials sectors detracted from relative performance.
  Shorts in SanDisk and Intel were among the top detractors.
  The Fund’s sector allocation in the consumer staples sector and security selection in the health services & systems sector contributed to relative performance.
  An overweight  in Micron Technology and a short position in Netflix were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)	November 1, 2005	10.53%	12.14%	15.28%
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares) - excluding sales charge		16.65	13.36	15.90
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Nov. 01, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,703,798,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 20,672,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,703,798
Total number of portfolio holdings	272
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$20,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class C Shares
Trading Symbol	JLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)	$225	2.08%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.08%	[2]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 16.16% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrial cyclical and non-bank financials sectors detracted from relative performance.
  Shorts in SanDisk and Intel were among the top detractors.
  The Fund’s sector allocation in the consumer staples sector and security selection in the health services & systems sector contributed to relative performance.
  An overweight  in Micron Technology and a short position in Netflix were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)	November 1, 2005	15.16%	12.80%	15.43%
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares) - excluding sales charge		16.16	12.80	15.43
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Nov. 01, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,703,798,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 20,672,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,703,798
Total number of portfolio holdings	272
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$20,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007809 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class I Shares
Trading Symbol	JLPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)	$144	1.33%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.33%	[3]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 17.00% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrial cyclical and non-bank financials sectors detracted from relative performance.
  Shorts in SanDisk and Intel were among the top detractors.
  The Fund’s sector allocation in the consumer staples sector and security selection in the health services & systems sector contributed to relative performance.
  An overweight  in Micron Technology and a short position in Netflix were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)	November 1, 2005	17.00%	13.64%	16.19%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Nov. 01, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,703,798,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 20,672,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,703,798
Total number of portfolio holdings	272
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$20,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070626 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R2 Shares
Trading Symbol	JLPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)	$217	2.00%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.00%	[4]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 16.19% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrial cyclical and non-bank financials sectors detracted from relative performance.
  Shorts in SanDisk and Intel were among the top detractors.
  The Fund’s sector allocation in the consumer staples sector and security selection in the health services & systems sector contributed to relative performance.
  An overweight  in Micron Technology and a short position in Netflix were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)	November 3, 2008	16.19%	12.88%	15.47%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,703,798,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 20,672,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,703,798
Total number of portfolio holdings	272
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$20,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000033532 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R5 Shares
Trading Symbol	JCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)	$149	1.37%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.37%	[5]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 16.91% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrial cyclical and non-bank financials sectors detracted from relative performance.
  Shorts in SanDisk and Intel were among the top detractors.
  The Fund’s sector allocation in the consumer staples sector and security selection in the health services & systems sector contributed to relative performance.
  An overweight  in Micron Technology and a short position in Netflix were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)	May 15, 2006	16.91%	13.62%	16.23%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,703,798,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 20,672,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,703,798
Total number of portfolio holdings	272
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$20,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000195233 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R6 Shares
Trading Symbol	JLPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)	$139	1.28%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.28%	[6]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 17.02% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrial cyclical and non-bank financials sectors detracted from relative performance.
  Shorts in SanDisk and Intel were among the top detractors.
  The Fund’s sector allocation in the consumer staples sector and security selection in the health services & systems sector contributed to relative performance.
  An overweight  in Micron Technology and a short position in Netflix were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)	November 1, 2017	17.02%	13.73%	16.33%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,703,798,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 20,672,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,703,798
Total number of portfolio holdings	272
Portfolio turnover rate	97%
Total advisory fees paid (000's)	$20,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148425 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R6 Shares
Trading Symbol	JSIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 11.13% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R6 Shares)	November 3, 2014	11.13%	4.71%	5.95%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Income Composite Benchmark		12.25	5.14	6.19

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,826,384,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,826,384
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032436 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R5 Shares
Trading Symbol	JSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 10.96% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R5 Shares)	May 15, 2006	10.96%	4.60%	5.84%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Income Composite Benchmark		12.25	5.14	6.19

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,826,384,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,826,384
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169480 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R4 Shares
Trading Symbol	JSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R4 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 10.83% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R4 Shares)	September 9, 2016	10.83%	4.44%	5.69%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Income Composite Benchmark		12.25	5.14	6.19

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,826,384,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,826,384
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169479 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R3 Shares
Trading Symbol	JSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 10.53% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R3 Shares)	September 9, 2016	10.53%	4.19%	5.42%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Income Composite Benchmark		12.25	5.14	6.19

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,826,384,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,826,384
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070627 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R2 Shares
Trading Symbol	JSIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R2 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 10.25% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R2 Shares)	November 3, 2008	10.25%	3.92%	5.18%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Income Composite Benchmark		12.25	5.14	6.19

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,826,384,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,826,384
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032435 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class I Shares
Trading Symbol	JSRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class I Shares)	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 10.88% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class I Shares)	May 15, 2006	10.88%	4.47%	5.73%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Income Composite Benchmark		12.25	5.14	6.19

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,826,384,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,826,384
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032434 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class C Shares
Trading Symbol	JSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class C Shares)	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 10.01% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class C Shares)	May 15, 2006	9.01%	3.68%	5.08%
JPMorgan SmartRetirement® Income Fund (Class C Shares) - excluding sales charge		10.01	3.68	5.08
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Income Composite Benchmark		12.25	5.14	6.19

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,826,384,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,826,384
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032433 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class A Shares
Trading Symbol	JSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class A Shares)	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 10.71% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class A Shares)	May 15, 2006	5.70%	3.40%	5.12%
JPMorgan SmartRetirement® Income Fund (Class A Shares) - excluding sales charge		10.71	4.35	5.61
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Income Composite Benchmark		12.25	5.14	6.19

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,826,384,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,826,384
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class A Shares
Trading Symbol	JSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 13.11% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class A Shares)	May 15, 2006	8.03%	4.63%	7.48%
JPMorgan SmartRetirement® 2030 Fund (Class A Shares) - excluding sales charge		13.11	5.59	7.98
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement 2030 Composite Benchmark		15.49	6.68	8.68

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,564,227,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,564,227
Total number of portfolio holdings	22
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032450 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class C Shares
Trading Symbol	JSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class C Shares)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 12.49% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class C Shares)	May 15, 2006	11.49%	5.00%	7.47%
JPMorgan SmartRetirement® 2030 Fund (Class C Shares) - excluding sales charge		12.49	5.00	7.47
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement 2030 Composite Benchmark		15.49	6.68	8.68

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,564,227,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,564,227
Total number of portfolio holdings	22
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032451 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class I Shares
Trading Symbol	JSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 13.30% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class I Shares)	May 15, 2006	13.30%	5.78%	8.16%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement 2030 Composite Benchmark		15.49	6.68	8.68

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,564,227,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,564,227
Total number of portfolio holdings	22
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R2 Shares
Trading Symbol	JSMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 12.75% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)	November 3, 2008	12.75%	5.25%	7.62%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement 2030 Composite Benchmark		15.49	6.68	8.68

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,564,227,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,564,227
Total number of portfolio holdings	22
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169485 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R3 Shares
Trading Symbol	JSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 13.01% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)	September 9, 2016	13.01%	5.52%	7.88%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement 2030 Composite Benchmark		15.49	6.68	8.68

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,564,227,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,564,227
Total number of portfolio holdings	22
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169486 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R4 Shares
Trading Symbol	JSMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 13.32% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)	September 9, 2016	13.32%	5.79%	8.15%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement 2030 Composite Benchmark		15.49	6.68	8.68

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,564,227,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,564,227
Total number of portfolio holdings	22
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032452 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 13.50% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)	May 15, 2006	13.50%	5.95%	8.31%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement 2030 Composite Benchmark		15.49	6.68	8.68

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,564,227,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,564,227
Total number of portfolio holdings	22
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148428 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	JSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 13.57% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)	November 3, 2014	13.57%	6.05%	8.41%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement 2030 Composite Benchmark		15.49	6.68	8.68

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,564,227,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,564,227
Total number of portfolio holdings	22
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148429 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	SMTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 17.06% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)	November 3, 2014	17.06%	8.05%	10.53%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,653,199,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,653,199
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032456 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R5 Shares
Trading Symbol	SMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 16.95% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)	May 15, 2006	16.95%	7.94%	10.42%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,653,199,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,653,199
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169487 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R4 Shares
Trading Symbol	SMTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 16.79% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)	September 9, 2016	16.79%	7.79%	10.25%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,653,199,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,653,199
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169488 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R3 Shares
Trading Symbol	SMTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 16.45% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)	September 9, 2016	16.45%	7.51%	9.98%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,653,199,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,653,199
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R2 Shares
Trading Symbol	SMTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 16.22% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)	November 3, 2008	16.22%	7.25%	9.72%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,653,199,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,653,199
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032455 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class I Shares
Trading Symbol	SMTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 16.78% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class I Shares)	May 15, 2006	16.78%	7.78%	10.26%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,653,199,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,653,199
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032454 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class C Shares
Trading Symbol	SMTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class C Shares)	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 15.90% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class C Shares)	May 15, 2006	14.90%	6.97%	9.56%
JPMorgan SmartRetirement® 2040 Fund (Class C Shares) - excluding sales charge		15.90	6.97	9.56
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,653,199,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,653,199
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032453 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class A Shares
Trading Symbol	SMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 16.59% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class A Shares)	May 15, 2006	11.35%	6.60%	9.57%
JPMorgan SmartRetirement® 2040 Fund (Class A Shares) - excluding sales charge		16.59	7.58	10.08
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,653,199,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,653,199
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050048 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class A Shares
Trading Symbol	JNSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class A Shares)	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 10.94% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class A Shares)	July 31, 2007	5.95%	3.53%	6.31%
JPMorgan SmartRetirement® 2025 Fund (Class A Shares) - excluding sales charge		10.94	4.49	6.81
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement 2025 Composite Benchmark		12.66	5.41	7.46

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,895,287,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,895,287
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050049 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class C Shares
Trading Symbol	JNSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class C Shares)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 10.37% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class C Shares)	July 31, 2007	9.37%	3.90%	6.31%
JPMorgan SmartRetirement® 2025 Fund (Class C Shares) - excluding sales charge		10.37	3.90	6.31
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement 2025 Composite Benchmark		12.66	5.41	7.46

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,895,287,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,895,287
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050050 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class I Shares
Trading Symbol	JNSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class I Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 11.15% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class I Shares)	July 31, 2007	11.15%	4.68%	6.99%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement 2025 Composite Benchmark		12.66	5.41	7.46

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,895,287,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,895,287
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070633 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R2 Shares
Trading Symbol	JNSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 10.60% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)	November 3, 2008	10.60%	4.16%	6.46%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement 2025 Composite Benchmark		12.66	5.41	7.46

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,895,287,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,895,287
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169489 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R3 Shares
Trading Symbol	JNSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 10.88% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)	September 9, 2016	10.88%	4.42%	6.71%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement 2025 Composite Benchmark		12.66	5.41	7.46

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,895,287,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,895,287
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169490 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R4 Shares
Trading Symbol	JNSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 11.16% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)	September 9, 2016	11.16%	4.69%	6.98%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement 2025 Composite Benchmark		12.66	5.41	7.46

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,895,287,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,895,287
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050051 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R5 Shares
Trading Symbol	JNSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 11.36% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)	July 31, 2007	11.36%	4.83%	7.13%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement 2025 Composite Benchmark		12.66	5.41	7.46

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,895,287,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,895,287
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148430 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	JNSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 11.41% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)	November 3, 2014	11.41%	4.93%	7.24%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement 2025 Composite Benchmark		12.66	5.41	7.46

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,895,287,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,895,287
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148431 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	SRJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 15.42% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)	November 3, 2014	15.42%	7.19%	9.64%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,417,078,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,417,078
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050055 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R5 Shares
Trading Symbol	SRJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 15.31% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)	July 31, 2007	15.31%	7.08%	9.53%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,417,078,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,417,078
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169492 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R4 Shares
Trading Symbol	SRJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 15.14% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)	September 9, 2016	15.14%	6.93%	9.37%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,417,078,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,417,078
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169491 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R3 Shares
Trading Symbol	SRJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 14.86% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)	September 9, 2016	14.86%	6.65%	9.09%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,417,078,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,417,078
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070634 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R2 Shares
Trading Symbol	SRJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 14.57% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)	November 3, 2008	14.57%	6.39%	8.84%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,417,078,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,417,078
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050054 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class I Shares
Trading Symbol	SRJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 15.17% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class I Shares)	July 31, 2007	15.17%	6.92%	9.38%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,417,078,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,417,078
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050053 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class C Shares
Trading Symbol	SRJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class C Shares)	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 14.29% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class C Shares)	July 31, 2007	13.29%	6.12%	8.68%
JPMorgan SmartRetirement® 2035 Fund (Class C Shares) - excluding sales charge		14.29	6.12	8.68
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,417,078,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,417,078
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050052 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class A Shares
Trading Symbol	SRJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 14.93% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform added value. Conversely, the U.S. large cap platform detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, was modestly detractive.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class A Shares)	July 31, 2007	9.77%	5.75%	8.69%
JPMorgan SmartRetirement® 2035 Fund (Class A Shares) - excluding sales charge		14.93	6.72	9.19
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,417,078,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,417,078
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050059 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class A Shares
Trading Symbol	JSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 17.75% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class A Shares)	July 31, 2007	12.44%	7.22%	10.11%
JPMorgan SmartRetirement® 2045 Fund (Class A Shares) - excluding sales charge		17.75	8.21	10.62
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,884,404,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,884,404
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class C Shares
Trading Symbol	JSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class C Shares)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 17.11% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class C Shares)	July 31, 2007	16.11%	7.61%	10.10%
JPMorgan SmartRetirement® 2045 Fund (Class C Shares) - excluding sales charge		17.11	7.61	10.10
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,884,404,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,884,404
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050057 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class I Shares
Trading Symbol	JSASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 17.99% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class I Shares)	July 31, 2007	17.99%	8.41%	10.80%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,884,404,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,884,404
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070635 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R2 Shares
Trading Symbol	JSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 17.36% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)	November 3, 2008	17.36%	7.86%	10.25%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,884,404,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,884,404
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169493 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R3 Shares
Trading Symbol	JSAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 17.67% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)	September 9, 2016	17.67%	8.14%	10.52%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,884,404,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,884,404
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169494 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R4 Shares
Trading Symbol	JSAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 17.96% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)	September 9, 2016	17.96%	8.41%	10.79%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,884,404,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,884,404
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050058 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R5 Shares
Trading Symbol	JSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 18.14% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)	July 31, 2007	18.14%	8.58%	10.96%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,884,404,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,884,404
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148432 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	JSAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 18.26% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)	November 3, 2014	18.26%	8.69%	11.07%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,884,404,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,884,404
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148433 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	JTSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 19.23% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)	November 3, 2014	19.23%	9.03%	11.24%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,842,731,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,842,731
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R5 Shares
Trading Symbol	JTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 19.09% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)	July 31, 2007	19.09%	8.92%	11.13%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,842,731,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,842,731
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169496 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R4 Shares
Trading Symbol	JTSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 18.95% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)	September 9, 2016	18.95%	8.76%	10.96%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,842,731,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,842,731
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169495 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R3 Shares
Trading Symbol	JTSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 18.61% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)	September 9, 2016	18.61%	8.49%	10.69%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,842,731,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,842,731
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070636 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R2 Shares
Trading Symbol	JTSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 18.33% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)	November 3, 2008	18.33%	8.22%	10.42%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,842,731,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,842,731
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050062 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class I Shares
Trading Symbol	JTSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 18.95% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class I Shares)	July 31, 2007	18.95%	8.76%	10.98%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,842,731,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,842,731
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050061 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class C Shares
Trading Symbol	JTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class C Shares)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 18.05% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class C Shares)	July 31, 2007	17.05%	7.94%	10.28%
JPMorgan SmartRetirement® 2050 Fund (Class C Shares) - excluding sales charge		18.05	7.94	10.28
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,842,731,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,842,731
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050060 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class A Shares
Trading Symbol	JTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 18.72% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class A Shares)	July 31, 2007	13.37%	7.56%	10.28%
JPMorgan SmartRetirement® 2050 Fund (Class A Shares) - excluding sales charge		18.72	8.56	10.79
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,842,731,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,842,731
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class A Shares
Trading Symbol	JFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 18.72% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class A Shares)	January 31, 2012	13.38%	7.57%	10.28%
JPMorgan SmartRetirement® 2055 Fund (Class A Shares) - excluding sales charge		18.72	8.56	10.79
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,938,165,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,938,165
Total number of portfolio holdings	24
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class C Shares
Trading Symbol	JFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class C Shares)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 18.04% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class C Shares)	January 31, 2012	17.04%	7.96%	10.27%
JPMorgan SmartRetirement® 2055 Fund (Class C Shares) - excluding sales charge		18.04	7.96	10.27
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,938,165,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,938,165
Total number of portfolio holdings	24
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109816 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class I Shares
Trading Symbol	JFFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 18.92% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class I Shares)	January 31, 2012	18.92%	8.77%	10.98%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,938,165,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,938,165
Total number of portfolio holdings	24
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109817 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R2 Shares
Trading Symbol	JFFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 18.35% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)	January 31, 2012	18.35%	8.23%	10.43%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,938,165,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,938,165
Total number of portfolio holdings	24
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169497 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R3 Shares
Trading Symbol	JFFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 18.61% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)	September 9, 2016	18.61%	8.49%	10.69%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,938,165,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,938,165
Total number of portfolio holdings	24
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169498 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R4 Shares
Trading Symbol	JFFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 18.91% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)	September 9, 2016	18.91%	8.76%	10.96%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,938,165,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,938,165
Total number of portfolio holdings	24
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109818 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R5 Shares
Trading Symbol	JFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 19.11% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)	January 31, 2012	19.11%	8.93%	11.13%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,938,165,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,938,165
Total number of portfolio holdings	24
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148434 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	JFFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 19.20% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)	November 3, 2014	19.20%	9.04%	11.24%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,938,165,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,938,165
Total number of portfolio holdings	24
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115301 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R6 Shares
Trading Symbol	JIYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 12.60% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Blend Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)	July 2, 2012	12.60%	5.05%	6.08%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Blend Income Composite Benchmark		12.25	5.14	6.22

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,572,721,000
Holdings Count | Holding	968
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,572,721
Total number of portfolio holdings	968
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115300 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R5 Shares
Trading Symbol	JIBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 12.47% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Blend Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)	July 2, 2012	12.47%	4.94%	5.97%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Blend Income Composite Benchmark		12.25	5.14	6.22

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,572,721,000
Holdings Count | Holding	968
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,572,721
Total number of portfolio holdings	968
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186784 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R4 Shares
Trading Symbol	JITKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 12.27% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Blend Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)	May 31, 2017	12.27%	4.78%	5.81%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Blend Income Composite Benchmark		12.25	5.14	6.22

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,572,721,000
Holdings Count | Holding	968
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,572,721
Total number of portfolio holdings	968
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186783 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R3 Shares
Trading Symbol	JITLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 11.99% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Blend Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)	May 31, 2017	11.99%	4.52%	5.54%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Blend Income Composite Benchmark		12.25	5.14	6.22

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,572,721,000
Holdings Count | Holding	968
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,572,721
Total number of portfolio holdings	968
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115299 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R2 Shares
Trading Symbol	JIRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 11.76% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Blend Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)	July 2, 2012	11.76%	4.27%	5.29%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Blend Income Composite Benchmark		12.25	5.14	6.22

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,572,721,000
Holdings Count | Holding	968
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,572,721
Total number of portfolio holdings	968
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115298 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class I Shares
Trading Symbol	JIJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 12.26% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date Retirement Income Index (the "Index") returned 10.02% and the JPM SmartRetirement Blend Income Composite Benchmark returned 12.25% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)	July 2, 2012	12.26%	4.79%	5.81%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date Retirement Income Index		10.02	4.42	5.35
JPM SmartRetirement Blend Income Composite Benchmark		12.25	5.14	6.22

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,572,721,000
Holdings Count | Holding	968
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,572,721
Total number of portfolio holdings	968
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the JPMorgan SmartRetirement® Blend 2025 Fund (the “Target Fund”) into the Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115304 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class I Shares
Trading Symbol	JPTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 23.19% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement Blend 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)	July 2, 2012	23.19%	9.64%	11.14%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement Blend 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,734,953,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 85,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,734,953
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$85

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115305 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R2 Shares
Trading Symbol	JTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 22.61% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement Blend 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)	July 2, 2012	22.61%	9.09%	10.59%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement Blend 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,734,953,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 85,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,734,953
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$85

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186785 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R3 Shares
Trading Symbol	JTTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)	$64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 22.90% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement Blend 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)	May 31, 2017	22.90%	9.36%	10.86%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement Blend 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,734,953,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 85,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,734,953
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$85

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186786 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R4 Shares
Trading Symbol	JTTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 23.20% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement Blend 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)	May 31, 2017	23.20%	9.64%	11.14%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement Blend 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,734,953,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 85,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,734,953
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$85

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115306 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R5 Shares
Trading Symbol	JTBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 23.38% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement Blend 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)	July 2, 2012	23.38%	9.80%	11.31%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement Blend 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,734,953,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 85,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,734,953
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$85

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115307 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	JTYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 23.52% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2055 Index (the "Index") returned 22.61% and the JPM SmartRetirement Blend 2055 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)	July 2, 2012	23.52%	9.92%	11.42%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2055 Index		22.61	10.11	11.77
JPM SmartRetirement Blend 2055 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,734,953,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 85,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,734,953
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$85

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115337 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	JBYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 12.99% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement Blend 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)	July 2, 2012	12.99%	5.33%	7.38%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement Blend 2025 Composite Benchmark		12.66	5.41	7.50

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,905,729,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,905,729
Total number of portfolio holdings	969
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115336 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R5 Shares
Trading Symbol	JBBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 12.95% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement Blend 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)	July 2, 2012	12.95%	5.24%	7.28%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement Blend 2025 Composite Benchmark		12.66	5.41	7.50

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,905,729,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,905,729
Total number of portfolio holdings	969
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186790 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R4 Shares
Trading Symbol	JBTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 12.73% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement Blend 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)	May 31, 2017	12.73%	5.07%	7.12%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement Blend 2025 Composite Benchmark		12.66	5.41	7.50

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,905,729,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,905,729
Total number of portfolio holdings	969
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186789 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R3 Shares
Trading Symbol	JBTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 12.44% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement Blend 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)	May 31, 2017	12.44%	4.81%	6.85%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement Blend 2025 Composite Benchmark		12.66	5.41	7.50

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,905,729,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,905,729
Total number of portfolio holdings	969
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115335 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R2 Shares
Trading Symbol	JBRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 12.18% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement Blend 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)	July 2, 2012	12.18%	4.54%	6.58%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement Blend 2025 Composite Benchmark		12.66	5.41	7.50

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,905,729,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,905,729
Total number of portfolio holdings	969
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115334 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class I Shares
Trading Symbol	JBSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 12.72% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the S&P Target Date 2025 Index (the "Index") returned 13.48% and the JPM SmartRetirement Blend 2025 Composite Benchmark returned 12.66% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)	July 2, 2012	12.72%	5.07%	7.12%
Bloomberg US Aggregate Index		3.79	0.08	1.54
S&P Target Date 2025 Index		13.48	5.96	7.84
JPM SmartRetirement Blend 2025 Composite Benchmark		12.66	5.41	7.50

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 07, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,905,729,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,905,729
Total number of portfolio holdings	969
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction is to combine two portfolios with comparable investment objectives and strategies. The reorganization is expected to occur after the close of business on or about October 2, 2026. The Acquiring Fund will acquire all of the assets and liabilities of the Target Fund. It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On January 7, 2026, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of the Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115340 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class I Shares
Trading Symbol	JRBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 15.51% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement Blend 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)	July 2, 2012	15.51%	6.30%	8.35%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement Blend 2030 Composite Benchmark		15.49	6.68	8.73

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,238,528,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,238,528
Total number of portfolio holdings	1,134
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115341 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R2 Shares
Trading Symbol	JRBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 14.95% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement Blend 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)	July 2, 2012	14.95%	5.77%	7.80%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement Blend 2030 Composite Benchmark		15.49	6.68	8.73

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,238,528,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,238,528
Total number of portfolio holdings	1,134
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186791 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R3 Shares
Trading Symbol	JUTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 15.25% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement Blend 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)	May 31, 2017	15.25%	6.03%	8.07%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement Blend 2030 Composite Benchmark		15.49	6.68	8.73

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,238,528,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,238,528
Total number of portfolio holdings	1,134
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186792 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R4 Shares
Trading Symbol	JUTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 15.52% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement Blend 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)	May 31, 2017	15.52%	6.30%	8.34%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement Blend 2030 Composite Benchmark		15.49	6.68	8.73

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,238,528,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,238,528
Total number of portfolio holdings	1,134
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115342 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R5 Shares
Trading Symbol	JRBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 15.70% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement Blend 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)	July 2, 2012	15.70%	6.46%	8.51%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement Blend 2030 Composite Benchmark		15.49	6.68	8.73

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,238,528,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,238,528
Total number of portfolio holdings	1,134
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115343 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	JRBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 15.77% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2030 Index (the "Index") returned 15.44% and the JPM SmartRetirement Blend 2030 Composite Benchmark returned 15.49% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)	July 2, 2012	15.77%	6.56%	8.61%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2030 Index		15.44	6.90	8.82
JPM SmartRetirement Blend 2030 Composite Benchmark		15.49	6.68	8.73

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,238,528,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,238,528
Total number of portfolio holdings	1,134
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115349 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	JPYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)	$3	0.02%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 18.58% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement Blend 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)	July 2, 2012	18.58%	7.83%	9.76%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement Blend 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,864,652,000
Holdings Count | Holding	975
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,864,652
Total number of portfolio holdings	975
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115348 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R5 Shares
Trading Symbol	JPBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 18.50% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement Blend 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)	July 2, 2012	18.50%	7.73%	9.66%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement Blend 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,864,652,000
Holdings Count | Holding	975
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,864,652
Total number of portfolio holdings	975
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186793 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R4 Shares
Trading Symbol	JPTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 18.30% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement Blend 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)	May 31, 2017	18.30%	7.57%	9.49%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement Blend 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,864,652,000
Holdings Count | Holding	975
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,864,652
Total number of portfolio holdings	975
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186794 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R3 Shares
Trading Symbol	JPTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 17.99% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement Blend 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)	May 31, 2017	17.99%	7.30%	9.21%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement Blend 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,864,652,000
Holdings Count | Holding	975
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,864,652
Total number of portfolio holdings	975
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115347 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R2 Shares
Trading Symbol	JPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 17.72% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement Blend 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)	July 2, 2012	17.72%	7.03%	8.94%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement Blend 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,864,652,000
Holdings Count | Holding	975
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,864,652
Total number of portfolio holdings	975
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115346 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class I Shares
Trading Symbol	JPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 18.31% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2035 Index (the "Index") returned 17.66% and the JPM SmartRetirement Blend 2035 Composite Benchmark returned 18.09% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)	July 2, 2012	18.31%	7.57%	9.49%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2035 Index		17.66	7.95	9.87
JPM SmartRetirement Blend 2035 Composite Benchmark		18.09	7.93	9.87

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,864,652,000
Holdings Count | Holding	975
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,864,652
Total number of portfolio holdings	975
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115355 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	JOBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)	$4	0.03%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 20.78% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement Blend 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)	July 2, 2012	20.78%	8.80%	10.67%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement Blend 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,628,813,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,628,813
Total number of portfolio holdings	16
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115352 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class I Shares
Trading Symbol	JOBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 20.46% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement Blend 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)	July 2, 2012	20.46%	8.52%	10.39%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement Blend 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,628,813,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,628,813
Total number of portfolio holdings	16
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115353 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R2 Shares
Trading Symbol	JOBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 19.87% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement Blend 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)	July 2, 2012	19.87%	7.97%	9.84%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement Blend 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,628,813,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,628,813
Total number of portfolio holdings	16
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186795 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)	$59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 20.16% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement Blend 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)	May 31, 2017	20.16%	8.25%	10.12%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement Blend 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,628,813,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,628,813
Total number of portfolio holdings	16
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186796 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 20.45% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement Blend 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)	May 31, 2017	20.45%	8.52%	10.39%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement Blend 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,628,813,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,628,813
Total number of portfolio holdings	16
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115354 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R5 Shares
Trading Symbol	JOBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 20.64% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2040 Index (the "Index") returned 19.85% and the JPM SmartRetirement Blend 2040 Composite Benchmark returned 20.27% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Inflation Managed Bond ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board. Our overweight to core fixed income, in vintages closest to retirement, detracted modestly.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)	July 2, 2012	20.64%	8.68%	10.56%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2040 Index		19.85	8.95	10.73
JPM SmartRetirement Blend 2040 Composite Benchmark		20.27	8.94	10.80

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,628,813,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,628,813
Total number of portfolio holdings	16
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115361 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	JMYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 22.31% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement Blend 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)	July 2, 2012	22.31%	9.49%	11.21%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement Blend 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,470,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,470
Total number of portfolio holdings	16
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115360 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R5 Shares
Trading Symbol	JMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 22.17% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement Blend 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)	July 2, 2012	22.17%	9.38%	11.10%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement Blend 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,470,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,470
Total number of portfolio holdings	16
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186798 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 22.01% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement Blend 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)	May 31, 2017	22.01%	9.22%	10.93%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement Blend 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,470,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,470
Total number of portfolio holdings	16
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186797 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 21.69% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement Blend 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)	May 31, 2017	21.69%	8.94%	10.65%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement Blend 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,470,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,470
Total number of portfolio holdings	16
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115359 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R2 Shares
Trading Symbol	JNARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 21.36% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement Blend 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)	July 2, 2012	21.36%	8.67%	10.37%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement Blend 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,470,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,470
Total number of portfolio holdings	16
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115358 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class I Shares
Trading Symbol	JMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 21.99% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2045 Index (the "Index") returned 21.42% and the JPM SmartRetirement Blend 2045 Composite Benchmark returned 21.90% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)	July 2, 2012	21.99%	9.22%	10.93%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2045 Index		21.42	9.65	11.31
JPM SmartRetirement Blend 2045 Composite Benchmark		21.90	9.73	11.43

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,470,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,470
Total number of portfolio holdings	16
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class I Shares
Trading Symbol	JNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 23.24% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement Blend 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)	July 2, 2012	23.24%	9.63%	11.17%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement Blend 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,813,328,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 220,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,813,328
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$220

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115365 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R2 Shares
Trading Symbol	JNNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 22.63% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement Blend 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)	July 2, 2012	22.63%	9.08%	10.62%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement Blend 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,813,328,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 220,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,813,328
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$220

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186799 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)	$64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 22.92% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement Blend 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)	May 31, 2017	22.92%	9.35%	10.90%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement Blend 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,813,328,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 220,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,813,328
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$220

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186800 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 23.22% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement Blend 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)	May 31, 2017	23.22%	9.62%	11.17%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement Blend 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,813,328,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 220,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,813,328
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$220

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115366 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R5 Shares
Trading Symbol	JNABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 23.39% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement Blend 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)	July 2, 2012	23.39%	9.79%	11.34%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement Blend 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,813,328,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 220,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,813,328
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$220

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115367 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	JNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 23.54% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2050 Index (the "Index") returned 22.14% and the JPM SmartRetirement Blend 2050 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)	July 2, 2012	23.54%	9.90%	11.45%
MSCI ACWI Index (net total return)		21.34	11.47	13.14
S&P Target Date 2050 Index		22.14	9.95	11.61
JPM SmartRetirement Blend 2050 Composite Benchmark		23.06	10.15	11.64

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,813,328,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 220,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,813,328
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$220

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000133815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JHQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class R6 Shares)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 5.47% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 23% of the Index’s positive return with 56% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class R6 Shares)	December 13, 2013	5.47%	7.06%	9.16%
S&P 500 Index		22.32	13.41	15.51
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.35

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 18,500,789,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 51,377,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$18,500,789
Total number of portfolio holdings	158
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$51,377

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.32% as of June 30, 2025 to 0.44% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.32% as of June 30, 2025 to 0.44% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000133814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JHQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class R5 Shares)	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 5.35% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 23% of the Index’s positive return with 56% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class R5 Shares)	December 13, 2013	5.35%	6.94%	9.06%
S&P 500 Index		22.32	13.41	15.51
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.35

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 18,500,789,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 51,377,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$18,500,789
Total number of portfolio holdings	158
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$51,377

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.43% as of June 30, 2025 to 0.55% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.43% as of June 30, 2025 to 0.55% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000133813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class I Shares
Trading Symbol	JHEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class I Shares)	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 5.21% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 23% of the Index’s positive return with 56% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class I Shares)	December 13, 2013	5.21%	6.78%	8.89%
S&P 500 Index		22.32	13.41	15.51
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.35

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 18,500,789,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 51,377,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$18,500,789
Total number of portfolio holdings	158
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$51,377

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.57% as of June 30, 2025 to 0.69% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.57% as of June 30, 2025 to 0.69% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000133812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class C Shares
Trading Symbol	JHQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class C Shares)	$147	1.44%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 4.41% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 23% of the Index’s positive return with 56% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class C Shares)	December 13, 2013	3.41%	5.99%	8.19%
JPMorgan Hedged Equity Fund (Class C Shares) - excluding sales charge		4.41	5.99	8.19
S&P 500 Index		22.32	13.41	15.51
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.35

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 18,500,789,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 51,377,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$18,500,789
Total number of portfolio holdings	158
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$51,377

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 1.32% as of June 30, 2025 to 1.44% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 1.32% as of June 30, 2025 to 1.44% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000133811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class A Shares
Trading Symbol	JHQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class A Shares)	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 4.93% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 23% of the Index’s positive return with 56% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class A Shares)	December 13, 2013	(0.59)%	5.38%	8.03%
JPMorgan Hedged Equity Fund (Class A Shares) - excluding sales charge		4.93	6.52	8.61
S&P 500 Index		22.32	13.41	15.51
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.35

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 18,500,789,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 51,377,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$18,500,789
Total number of portfolio holdings	158
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$51,377

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.82% as of June 30, 2025 to 0.94% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective March 30, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.82% as of June 30, 2025 to 0.94% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class A Shares
Trading Symbol	JAKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 18.76% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class A Shares)	August 31, 2016	13.42%	7.59%	10.10%
JPMorgan SmartRetirement® 2060 Fund (Class A Shares) - excluding sales charge		18.76	8.59	10.62
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement 2060 Composite Benchmark		23.06	10.15	11.38

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,996,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,996
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class C Shares
Trading Symbol	JAKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class C Shares)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 18.08% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class C Shares)	August 31, 2016	17.08%	7.97%	10.10%
JPMorgan SmartRetirement® 2060 Fund (Class C Shares) - excluding sales charge		18.08	7.97	10.10
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement 2060 Composite Benchmark		23.06	10.15	11.38

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,996,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,996
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172120 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class I Shares
Trading Symbol	JAKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class I Shares)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 18.92% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class I Shares)	August 31, 2016	18.92%	8.78%	10.81%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement 2060 Composite Benchmark		23.06	10.15	11.38

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,996,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,996
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172122 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R2 Shares
Trading Symbol	JAKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 18.35% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)	August 31, 2016	18.35%	8.23%	10.25%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement 2060 Composite Benchmark		23.06	10.15	11.38

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,996,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,996
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172123 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R3 Shares
Trading Symbol	JAKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 18.66% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)	September 9, 2016	18.66%	8.50%	10.52%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement 2060 Composite Benchmark		23.06	10.15	11.38

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,996,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,996
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172124 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R4 Shares
Trading Symbol	JAKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 18.94% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)	September 9, 2016	18.94%	8.78%	10.80%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement 2060 Composite Benchmark		23.06	10.15	11.38

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,996,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,996
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172121 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R5 Shares
Trading Symbol	JAKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 19.09% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)	August 31, 2016	19.09%	8.94%	10.96%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement 2060 Composite Benchmark		23.06	10.15	11.38

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,996,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,996
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172125 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	JAKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 19.24% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)	August 31, 2016	19.24%	9.05%	11.08%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement 2060 Composite Benchmark		23.06	10.15	11.38

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,996,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,996
Total number of portfolio holdings	24
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172130 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	JAAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 23.54% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement Blend 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)	August 31, 2016	23.54%	9.97%	11.28%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement Blend 2060 Composite Benchmark		23.06	10.15	11.39

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,059,412,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 19,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,059,412
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$19

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172129 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R5 Shares
Trading Symbol	JAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 23.39% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement Blend 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)	August 31, 2016	23.39%	9.85%	11.17%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement Blend 2060 Composite Benchmark		23.06	10.15	11.39

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,059,412,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 19,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,059,412
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$19

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R4 Shares
Trading Symbol	JATUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 23.23% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement Blend 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)	May 31, 2017	23.23%	9.69%	11.00%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement Blend 2060 Composite Benchmark		23.06	10.15	11.39

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,059,412,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 19,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,059,412
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$19

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186801 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R3 Shares
Trading Symbol	JATQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)	$64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 22.91% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement Blend 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)	May 31, 2017	22.91%	9.41%	10.72%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement Blend 2060 Composite Benchmark		23.06	10.15	11.39

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,059,412,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 19,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,059,412
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$19

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172128 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R2 Shares
Trading Symbol	JATPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)	$92	0.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 22.61% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement Blend 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)	August 31, 2016	22.61%	9.14%	10.45%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement Blend 2060 Composite Benchmark		23.06	10.15	11.39

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,059,412,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 19,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,059,412
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$19

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172127 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class I Shares
Trading Symbol	JACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 23.26% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2060 Index (the "Index") returned 22.59% and the JPM SmartRetirement Blend 2060 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)	August 31, 2016	23.26%	9.70%	11.01%
MSCI ACWI Index (net total return)		21.34	11.47	12.89
S&P Target Date 2060 Index		22.59	10.10	11.61
JPM SmartRetirement Blend 2060 Composite Benchmark		23.06	10.15	11.39

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,059,412,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 19,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,059,412
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$19

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)

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